Employee Benefit Plans - Other Changes Recognized in OCI (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Current Year Actuarial (Gain) Loss	$ 1,200
Amortization of Actuarial Gain (Loss)	(389)
Current Year Prior Service Cost (Credit)	(30)
Amortization of Prior Service Credit (Cost)	(16)
Amortization of Transition Obligation	(31)
Amounts Recognized in OCI	734
Qualified Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Current Year Actuarial (Gain) Loss	1,669
Amortization of Actuarial Gain (Loss)	(387)
Current Year Prior Service Cost (Credit)	(11)
Amortization of Prior Service Credit (Cost)	(20)
Amortization of Transition Obligation	0
Amounts Recognized in OCI	1,251
Nonqualified and Other Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Current Year Actuarial (Gain) Loss	(228)
Amortization of Actuarial Gain (Loss)	(19)
Current Year Prior Service Cost (Credit)	0
Amortization of Prior Service Credit (Cost)	8
Amortization of Transition Obligation	0
Amounts Recognized in OCI	(239)
Postretirement Health and Life Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Current Year Actuarial (Gain) Loss	(49)
Amortization of Actuarial Gain (Loss)	17
Current Year Prior Service Cost (Credit)	(21)
Amortization of Prior Service Credit (Cost)	(4)
Amortization of Transition Obligation	(31)
Amounts Recognized in OCI	(88)
Non-U.S. Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Current Year Actuarial (Gain) Loss	(192)
Amortization of Actuarial Gain (Loss)	0
Current Year Prior Service Cost (Credit)	2
Amortization of Prior Service Credit (Cost)	0
Amortization of Transition Obligation	0
Amounts Recognized in OCI	$ (190)